Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details) - Pension Plan - Principal plan	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate	3.71%	1.14%
Actuarial assumption of expected rates of inflation	2.25%	1.75%
Rate of increase for pensions	2.25%	1.75%
Rate of pay increase	2.25%	1.75%